Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	Alpha Architect ETF Trust
Central Index Key	0001592900
Amendment Flag	false
Document Creation Date	Dec. 31, 2014
Document Effective Date	Dec. 31, 2014
Prospectus Date	Oct. 20, 2014
ValueShares International Quantitative Value ETF | ValueShares International Quantitative Value ETF
Risk/Return:
Trading Symbol	IVAL
MomentumShares International Quantitative Momentum ETF | MomentumShares International Quantitative Momentum ETF
Risk/Return:
Trading Symbol	IMOM